RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term benefits
Salary or compensation	R$ 40,480	R$ 48,469	R$ 49,165
Direct and indirect benefits	1,331	1,896	2,286
Bonus	23,901	14,881	10,829
Total Short-term benefits	65,712	65,246	62,280
Long-term benefits
Share-based compensation plan	92,114	99,051	42,130
Total Long-term benefits	92,114	99,051	42,130
Total	R$ 157,826	R$ 164,297	R$ 104,410